CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	$ 2,467	$ 4,429
Nonrecurring engineering costs	2,534	2,519
Customer advances and other	3,243	3,421
Non-current contract and other deferred assets	5,776	5,940
Total contract and other deferred assets	8,244	10,368
Services | Long-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues in excess of billings	7,766	7,972
Billings in excess of revenues	(8,443)	(7,346)
Long-term service agreements	(677)	627
Services | Short-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	799	762
Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	2,345	3,039
Operating segments | Aerospace
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	(3,884)	(2,881)
Nonrecurring engineering costs	2,513	2,479
Customer advances and other	2,519	2,620
Non-current contract and other deferred assets	5,032	5,099
Total contract and other deferred assets	1,148	2,218
Operating segments | Aerospace | Services | Long-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues in excess of billings	2,363	2,478
Billings in excess of revenues	(6,681)	(5,731)
Long-term service agreements	(4,318)	(3,253)
Operating segments | Aerospace | Services | Short-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	391	340
Operating segments | Aerospace | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	42	33
Operating segments | Renewable Energy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	1,063	1,384
Nonrecurring engineering costs	17	28
Customer advances and other	0	0
Non-current contract and other deferred assets	17	28
Total contract and other deferred assets	1,079	1,412
Operating segments | Renewable Energy | Services | Long-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues in excess of billings	0	0
Billings in excess of revenues	0	0
Long-term service agreements	0	0
Operating segments | Renewable Energy | Services | Short-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	108	87
Operating segments | Renewable Energy | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	955	1,297
Operating segments | Power
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	5,044	5,669
Nonrecurring engineering costs	4	12
Customer advances and other	724	801
Non-current contract and other deferred assets	728	813
Total contract and other deferred assets	5,772	6,482
Operating segments | Power | Services | Long-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues in excess of billings	5,403	5,495
Billings in excess of revenues	(1,763)	(1,614)
Long-term service agreements	3,640	3,880
Operating segments | Power | Services | Short-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	56	80
Operating segments | Power | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	1,348	1,709
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	245	256
Nonrecurring engineering costs	0	0
Customer advances and other	0	0
Non-current contract and other deferred assets	0	0
Total contract and other deferred assets	245	256
Corporate | Services | Long-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues in excess of billings	0	0
Billings in excess of revenues	0	0
Long-term service agreements	0	0
Corporate | Services | Short-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	245	256
Corporate | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	$ 0	$ 0